Stock Options and Warrants (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding at December 31, 2012
Number of Warrants, Granted	1,000,000
Number of Warrants, Outstanding at December 31, 2013	1,000,000
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 0.26
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Ending balance	$ 0.26
Weighted Average Exercise Price, Exercisable, Ending balance
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding at December 31, 2012
Number of Warrants, Granted	29,415,000
Number of Warrants, Anti-dilution issuance	525,000
Number of Warrants, Exercised
Number of Warrants, Forfeited
Number of Warrants, Expired
Number of Warrants, Outstanding at December 31, 2013	29,940,000
Number of Warrants, Exercisable at December 31, 2013	29,940,000
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 0.30
Weighted Average Exercise Price, Anti-dilution issuance	$ 0.20
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Ending balance	$ 0.30
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.30
Weighted Average Exercise Price, Aggregate intrinsic value	$ 52,500